Related-Party Disclosures - Summary of Joint Operations (Detail) - Joint operations [member] - United States [member]	12 Months Ended
Dec. 31, 2018
Stantec/SG Joint Venture [member]
Disclosure of joint operations [line items]
Ownership Interests	65.00%
Jurisdiction	United States
Starr ll, a Joint Venture [member]
Disclosure of joint operations [line items]
Ownership Interests	48.00%
Jurisdiction	United States